Other non-current assets	6 Months Ended
Jun. 30, 2018
Other non-current assets [Abstract]
Other non-current assets

8.  Other non-current assets

The amount of other non-current assets shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2017	June 30, 2018
Deferred mobilization expenses	$4,080	$3,345
Security deposit	5,000	5,000
Total	$9,080	$8,345